Income Taxes - Unrecognized Tax Positions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 866	[1]	$ 340	[1]	$ 250	[1]
Prior period tax positions:
Increases	58		570	[1]	163	[1]
Decreases	(257)		(19)	[1]	(66)	[1]
Current period tax positions	19		21	[1]	21	[1]
Settlements	(17)		(46)	[1]	(28)	[1]
Statute expiration	0		0	[1]	0	[1]
Ending balance	$ 669		$ 866	[1]	$ 340	[1]

[1]	Results for 2013 and 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.